Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

January 31, 2020

AVLF-QTLY-0320
1.813052.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.1%
Verizon Communications, Inc.	17,200	$1,022,368
Media - 1.6%
Comcast Corp. Class A	9,200	397,348

TOTAL COMMUNICATION SERVICES		1,419,716

CONSUMER DISCRETIONARY - 5.5%
Multiline Retail - 1.9%
Dollar General Corp.	3,100	475,571
Textiles, Apparel & Luxury Goods - 3.6%
PVH Corp.	5,400	470,718
Tapestry, Inc.	16,500	425,205
		895,923

TOTAL CONSUMER DISCRETIONARY		1,371,494

CONSUMER STAPLES - 6.8%
Beverages - 2.1%
C&C Group PLC (United Kingdom)	108,035	510,724
Food & Staples Retailing - 3.2%
Sysco Corp.	3,400	279,276
Walmart, Inc.	4,500	515,205
		794,481
Tobacco - 1.5%
Altria Group, Inc.	8,100	384,993

TOTAL CONSUMER STAPLES		1,690,198

ENERGY - 13.4%
Oil, Gas & Consumable Fuels - 13.4%
Chevron Corp.	9,300	996,402
Exxon Mobil Corp.	13,300	826,196
GasLog Partners LP	12,900	132,096
Parex Resources, Inc. (a)	30,400	481,245
Suncor Energy, Inc.	14,600	446,614
Teekay LNG Partners LP	32,800	421,480
		3,304,033
FINANCIALS - 33.4%
Banks - 11.6%
M&T Bank Corp.	3,100	522,412
PNC Financial Services Group, Inc.	4,100	609,055
U.S. Bancorp	11,900	633,318
Wells Fargo & Co.	23,500	1,103,090
		2,867,875
Capital Markets - 4.2%
Affiliated Managers Group, Inc.	6,200	495,070
State Street Corp.	7,300	552,099
		1,047,169
Consumer Finance - 4.4%
Capital One Financial Corp.	6,100	608,780
Discover Financial Services	6,500	488,345
		1,097,125
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	3,900	875,277
Insurance - 9.0%
Allstate Corp.	4,900	580,846
Chubb Ltd.	4,000	607,960
FNF Group	10,500	511,875
The Travelers Companies, Inc.	4,000	526,480
		2,227,161
Mortgage Real Estate Investment Trusts - 0.6%
MFA Financial, Inc.	17,100	133,380

TOTAL FINANCIALS		8,247,987

HEALTH CARE - 12.1%
Biotechnology - 2.3%
Amgen, Inc.	2,600	561,730
Health Care Providers & Services - 6.1%
Anthem, Inc.	1,300	344,864
Cigna Corp.	3,200	615,616
CVS Health Corp.	8,200	556,124
		1,516,604
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	2,100	132,195
Bristol-Myers Squibb Co. rights (a)	8,600	29,928
Roche Holding AG (participation certificate)	2,230	748,095
		910,218

TOTAL HEALTH CARE		2,988,552

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.8%
General Dynamics Corp.	2,500	438,600
Airlines - 2.1%
Alaska Air Group, Inc.	7,900	510,261
Building Products - 1.9%
Owens Corning	8,000	483,920
Electrical Equipment - 1.8%
Acuity Brands, Inc.	3,800	447,906
Machinery - 0.5%
Oshkosh Corp.	1,500	129,060
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	12,500	509,250

TOTAL INDUSTRIALS		2,518,997

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 2.2%
Cisco Systems, Inc.	11,900	547,043
IT Services - 4.2%
Amdocs Ltd.	7,100	510,845
Cognizant Technology Solutions Corp. Class A	8,400	515,592
		1,026,437

TOTAL INFORMATION TECHNOLOGY		1,573,480

REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	6,270	382,784
TOTAL COMMON STOCKS
(Cost $22,387,180)		23,497,241

Nonconvertible Preferred Stocks - 2.2%
INFORMATION TECHNOLOGY - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co. Ltd.
(Cost $548,581)	13,900	541,474

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.58% (b)
(Cost $655,220)	655,089	655,220
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $23,590,981)		24,693,935
NET OTHER ASSETS (LIABILITIES) - 0.1%		34,429
NET ASSETS - 100%		$24,728,364

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,864
Fidelity Securities Lending Cash Central Fund	109
Total	$1,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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